International Value ETF Average Annual Total Returns		12 Months Ended	28 Months Ended	60 Months Ended	67 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI EX USA INDEX(Net Total Return)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	19.29%	7.91%	12.55%
MSCI ACWI EX USA VALUE INDEX(Net Total Return)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		39.50%	22.18%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		50.12%	28.33%
Performance Inception Date	Sep. 13, 2023
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		48.89%	27.43%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		30.18%	22.12%